Redeemable Convertible Preferred Stock - Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised | shares	96,650,097
Redeemable Convertible Preferred Stock Outdtanding | shares	44,494,703
Redeemable Convertible Preferred Stock Carrying Value | $	$ 173,347	[1]
Redeemable Convertible Preferred Stock Liquidation Preference | $	$ 173,347
Series Seed Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised | shares	5,032,238
Redeemable Convertible Preferred Stock Outdtanding | shares	2,020,309
Redeemable Convertible Preferred Stock Carrying Value | $	$ 698	[1]
Redeemable Convertible Preferred Stock Liquidation Preference | $	$ 698
Series A Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised | shares	15,174,130
Redeemable Convertible Preferred Stock Outdtanding | shares	4,573,935
Redeemable Convertible Preferred Stock Carrying Value | $	$ 3,183	[1]
Redeemable Convertible Preferred Stock Liquidation Preference | $	$ 3,183
Series B Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised | shares	18,392,046
Redeemable Convertible Preferred Stock Outdtanding | shares	12,234,661
Redeemable Convertible Preferred Stock Carrying Value | $	$ 8,442	[1]
Redeemable Convertible Preferred Stock Liquidation Preference | $	$ 8,442
Series C Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised | shares	13,722,052
Redeemable Convertible Preferred Stock Outdtanding | shares	10,211,548
Redeemable Convertible Preferred Stock Carrying Value | $	$ 48,661	[1]
Redeemable Convertible Preferred Stock Liquidation Preference | $	$ 48,661
Series D Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised | shares	4,707,494
Redeemable Convertible Preferred Stock Outdtanding | shares	3,990,707
Redeemable Convertible Preferred Stock Carrying Value | $	$ 41,673	[1]
Redeemable Convertible Preferred Stock Liquidation Preference | $	$ 41,673
Series D Exchange Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised | shares	4,707,494
Redeemable Convertible Preferred Stock Outdtanding | shares	239,405
Redeemable Convertible Preferred Stock Carrying Value | $	$ 2,500	[1]
Redeemable Convertible Preferred Stock Liquidation Preference | $	$ 2,500
Series D 1 Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised | shares	3,935,839
Redeemable Convertible Preferred Stock Outdtanding | shares	3,662,318
Redeemable Convertible Preferred Stock Carrying Value | $	$ 30,595	[1]
Redeemable Convertible Preferred Stock Liquidation Preference | $	$ 30,595
Series D 1 Exchange Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised | shares	3,935,839
Redeemable Convertible Preferred Stock Outdtanding | shares	0
Redeemable Convertible Preferred Stock Carrying Value | $	$ 0	[1]
Redeemable Convertible Preferred Stock Liquidation Preference | $	$ 0
Series D 2 Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised | shares	27,042,965
Redeemable Convertible Preferred Stock Outdtanding | shares	7,561,820
Redeemable Convertible Preferred Stock Carrying Value | $	$ 37,595	[1]
Redeemable Convertible Preferred Stock Liquidation Preference | $	$ 37,595

[1]	net of issuance cost including cash, issuance of preferred stock warrants & dividend contribution